Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Short Term Bank Borrowings and Current Installments of Long Term Debt [Table Text Block]
Short-term borrowings and current instalments of long-term debt consist of the following:

	Year ended December 31,
	2015	2016
	RMB	RMB	US$

Guaranteed by bank deposits	—	30,000	4,321
Guaranteed by related parties	3,871,241	4,338,276	624,842
Guaranteed by property, plant and equipment	1,805,607	1,335,374	192,334
Guaranteed by accounts receivable	128,917	—	—
Guaranteed by third parties	—	34,000	4,897
Unsecured loans	711,793	404,666	58,284
Subtotal of short-term borrowings*	6,517,558	6,142,316	884,678
Current portion of long-term debts (note 10(b))*	849,625	810,889	116,791
Current portion of medium-term notes (note (11))	1,757,000	2,057,000	296,270
Total short-term borrowings and current portion of long-term debt	9,124,183	9,010,205	1,297,739

*Short-term borrowings and current portion of long-term debts consist of the following:
	Year ended December 31,
	2015	2016
	RMB	RMB	US$
Short-term borrowings:
No breach of loan covenants or no triggering cross default	3,311,873	1,852,798	266,859
In breach of loan covenants or triggering cross default with no waivers from banks	3,205,685	4,289,518	617,819
	6,517,558	6,142,316	884,678

Current portion of long-term debts
No breach of loan covenants or no triggering cross default	226,330	37,012	5,331
In breach of loan covenants and no waiver received from banks	584,448	657,835	94,748
In breach of loan covenants with waivers received from banks	38,847	116,042	16,712
	849,625	810,889	116,791

Schedule of Long-term Debt Instruments [Table Text Block]
	Year ended December 31,
	2015	2016
	RMB	RMB	US$
Long-term debt and medium-term notes:
Secured loans from China Development Bank	2,888,287	3,000,548	432,169
Guaranteed by related parties	45,000	33,000	4,753
Secured by multiple assets	322,236	300,962	43,347
Medium-term notes (note (11))	2,057,000	2,057,000	296,270
Borrowings from other third parties:
Guaranteed by property, plant and equipment	—	—	—
	5,312,523	5,391,510	776,539
Less: current portion	(2,606,625)	(2,867,889)	(413,062)
Total long-term debt and medium-term notes	2,705,898	2,523,621	363,477

As of December 31, 2015 and 2016, long-term debts that were in breach and no breach of loan covenants as following:

	Year ended December 31,
	2015	2016
	RMB	RMB	US$
Long-term debt::
In breach of loan covenants with waivers from banks	898,257	865,625	124,676
No breach of loan covenants	1,507,641	1,657,996	238,801
Total long-term debt	2,405,898	2,523,621	363,477

Schedule of Maturities of Long-term Debt [Table Text Block]
Future principal payments under the above long-term borrowings as of December 31, 2016 are as follows

Year ended December 31,	RMB	US$
2017	2,867,889	413,062
2018	532,932	76,758
2019	665,189	95,807
2020	538,258	77,525
2021	431,984	62,219
Thereafter	355,258	51,168
Total	5,391,510	776,539